Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Estimated Useful Lives [Line Items]
Property	24 months
Bottom of range [member]
Schedule of Estimated Useful Lives [Line Items]
Property	18 months